Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - International - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 2,166	SFr 2,316	SFr 3,802
Plan assets at fair value, measured at net asset value per share	316	371
Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,076	1,250
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	774	695
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	70	106
Plan assets at fair value, measured at net asset value per share	16	45
Group equity securities and options | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	54	61
Group equity securities and options | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	245	118
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	46	28
Cash and cash equivalents | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	199	90
Cash and cash equivalents | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,787	2,070
Plan assets at fair value, measured at net asset value per share	300	326
Debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,030	1,222
Debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	457	522
Debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,030	1,266
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,030	1,222
Government debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	44
Government debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	757	804
Plan assets at fair value, measured at net asset value per share	300	326
Corporate debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	457	478
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(10)	(59)
Plan assets at fair value, measured at net asset value per share	0	0
Alternative investments | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(10)	(59)
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(10)	(59)
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(10)	(59)
Other alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	74	81
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	74	81
Other investments, plan assets | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0